Consolidated Balance Sheets	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Current assets
Cash and Cash Equivalents	$ 23,878,899	$ 3,069,307	$ 4,368,915
Accounts receivable	2,556,293	328,577	5,880,737
Deposits, prepayments and other receivables	5,771,582	741,858	4,679,238
Income tax recoverable	630,920	81,096	233,104
Total current assets	33,081,894	4,252,227	15,454,994
Non-current assets
Property and Equipment	192,545	24,749	268,396
Prepayment	8,190,000	1,052,713
Right-of-use assets	134,352	17,269	522,011
Total non-current assets	8,516,897	1,094,731	790,407
Total assets	41,598,791	5,346,958	16,245,401
Current liabilities
Accounts payable	1,287,054	165,433	1,779,240
Amount due to a shareholder	1,409,403	181,160	3
Operating lease liabilities	134,352	17,269	421,002
Accruals and other payables	877,685	112,814	314,213
Bank borrowing	913,024	117,357	861,449
Total current liabilities	4,675,593	600,984	5,252,484
Non-current liabilities
Operating lease liabilities			101,009
Bank borrowing	7,217,849	927,756	8,138,551
Deferred tax liabilities	23,684	3,044	32,762
Total liabilities	11,917,126	1,531,784	13,524,806
Shareholders’ equity
Ordinary shares, authorized to issue an unlimited number of ordinary shares of no par value, 13,000,000 issued and 15,300,000 outstanding as of March 31, 2024 and 2025, respectively	77,500	9,962	77,500
Additional Paid-in Capital	53,833,769	6,919,597	19,997
Accumulated other comprehensive income/loss	(11,983)	(1,540)	4,293
Retained earnings	(24,200,000)	(3,112,845)	2,618,805
Total shareholders’ equity	29,681,665	3,815,174	2,720,595
Total liabilities and shareholders’ equity	41,598,791	5,346,958	16,245,401
Related Party
Current assets
Amounts due from a related party	244,200	31,389	293,000
Current liabilities
Amounts due to related parties	$ 54,075	$ 6,951	$ 1,876,577